Transactions with related parties (Tables)	6 Months Ended
Jun. 30, 2015
Related Party Transaction Due From To Related Party [Abstract]
Related parties transactions
	Six months ended June 30,
	2015	2014
Included in voyage expenses
Charter hire commissions (a)	$894	$539

Included in general and administrative expenses
Executive services fee (d)	$303	$458
Administrative services fee (e)	$60	$—

Management fees-related party
Management fees (a)	$2,400	$1,419

Related parties balances

	June 30, 2015	December 31, 2014
Assets:
Working capital advances granted to the Manager (a)	$670	$889
Security deposits to Manager (a)	$1,125	$1,125

Liabilities included in Due to related party:

Executive service charges due to Manager (d)	$147	$-
Administrative service charges due to Manager (e)	$30	$135
Other Partnership expenses due to Manager	$260	$7
Total liabilities due to related party	$437	$142